Employee benefits (Details 11) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Pension and medical benefits		$ 23,805	$ 20,447	$ 27,217
Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	12,771
Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	4,119
Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		1,102
Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		5,813
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		1,728	1,520
Not later than one year [member] | Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	999
Not later than one year [member] | Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	354
Not later than one year [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		74
Not later than one year [member] | Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		301
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		7,021	6,150
Later than one year and not later than five years [member] | Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	4,122
Later than one year and not later than five years [member] | Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	1,437
Later than one year and not later than five years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		313
Later than one year and not later than five years [member] | Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		1,149
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		5,367	4,615
Later than five years and not later than ten years [member] | Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	2,888
Later than five years and not later than ten years [member] | Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	973
Later than five years and not later than ten years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		231
Later than five years and not later than ten years [member] | Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		1,275
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		3,762	3,193
Later than ten years and not later than fifteen years [member] | Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	1,962
Later than ten years and not later than fifteen years [member] | Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	622
Later than ten years and not later than fifteen years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		166
Later than ten years and not later than fifteen years [member] | Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		1,012
Later Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		5,927	$ 4,969
Later Than Fifteen Years [Member] | Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	2,800
Later Than Fifteen Years [Member] | Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	[1]	733
Later Than Fifteen Years [Member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		318
Later Than Fifteen Years [Member] | Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits		$ 2,076

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.